Prepayment, Deposits and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Prepayment, Deposits and Other Receivables [Abstract]
Schedule of Prepayment, Deposits and Other Receivables

Prepayment, deposits and other receivables included the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Prepayment	$874,014	$5,418,676	$690,981
Deposits	77,600	77,600	9,896
Other receivables	17,088	40,732	5,194
Total prepayment, deposits and other receivables	$968,702	$5,537,008	$706,071